UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08560

                      GAMCO International Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                     GAMCO INTERNATIONAL GROWTH FUND, INC.

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2008

TO OUR SHAREHOLDERS,

      During the second quarter of 2008, the GAMCO International Growth Fund's (the "Fund") net asset value ("NAV") per share declined 1.7% while the Morgan Stanley Capital International ("MSCI") Europe, Australasia, and the Far East ("EAFE") Index slipped 1.9% and the Lipper International Multi-Cap Growth Fund Average was down 1.3%. For the six month period ended June 30, 2008, the Fund was down 8.6% versus decreases of 10.6% and 11.0% for the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                                         AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Since
                                                               Year to                                                    Inception
                                                  Quarter       Date        1 Year       3 Year     5 Year     10 Year    (6/30/95)
                                                  -------      -------      ------       ------     ------     -------    ----------
GAMCO INTERNATIONAL GROWTH FUND
   CLASS AAA (b) ..............................   (1.68)%       (8.59)%      (6.67)%     11.96%     15.34%      5.67%       8.96%
MSCI EAFE Index ...............................   (1.93)       (10.58)      (10.15)      13.34      17.16       6.23        7.31
Lipper International Multi-Cap
   Growth Fund Average ........................   (1.34)       (10.99)       (7.13)      14.92      16.96       6.71        8.86
Class A .......................................   (1.71)        (8.58)       (6.68)      11.96      15.33       5.82        9.08
                                                  (7.36) (b)   (13.84) (b)  (12.04) (b)   9.77 (b)  13.98 (b)   5.19 (b)    8.58 (b)
Class B .......................................   (1.89)        (8.95)       (7.41)      11.09      14.47       5.08        8.49
                                                  (6.79) (c)   (13.50) (c)  (12.04) (c)  10.28 (c)  14.23 (c)   5.08        8.49
Class C .......................................   (1.89)        (8.93)       (7.36)      11.13      14.31       5.00        8.42
                                                  (2.87) (d)    (9.84) (d)   (8.28) (d)  11.13      14.31       5.00        8.42
Class I .......................................   (1.64)        (8.48)       (6.55)      12.01      15.37       5.69        8.97

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.91%, 1.91%, 2.66%, 2.66%, AND 1.66%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES ON JULY 25, 2001, JANUARY 17, 2001, DECEMBER 17, 2000, AND JANUARY 11, 2008,
      RESPECTIVELY. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EAFE INDEX IS AN UNMANAGED INDICATOR OF INTERNATIONAL STOCK MARKET PERFORMANCE, WHILE THE LIPPER INTERNATIONAL MULTI-CAP GROWTH FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO INTERNATIONAL GROWTH FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2008 through
June 30, 2008                                                      EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                            Beginning          Ending         Annualized      Expenses
                          Account Value     Account Value      Expense       Paid During
                             01/01/08         06/30/08          Ratio           Period*
                          -------------     -------------     ----------     -----------
GAMCO INTERNATIONAL GROWTH FUND, INC.

ACTUAL FUND RETURN
Class AAA                   $1,000.00         $  914.10          2.00%         $   9.52
Class A                     $1,000.00         $  914.20          2.00%         $   9.52
Class B                     $1,000.00         $  910.50          2.75%         $  13.06
Class C                     $1,000.00         $  910.70          2.75%         $  13.06
Class I**                   $1,000.00         $  915.20          1.75%         $   7.88

HYPOTHETICAL 5% RETURN
Class AAA                   $1,000.00         $1,014.92          2.00%         $  10.02
Class A                     $1,000.00         $1,014.92          2.00%         $  10.02
Class B                     $1,000.00         $1,011.19          2.75%         $  13.75
Class C                     $1,000.00         $1,011.19          2.75%         $  13.75
Class I                     $1,000.00         $1,016.16          1.75%         $   8.77

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

** Class I Shares were first issued on January 11, 2008 Account values and expense ratios for the Actual Fund Return are calculated from January 11, 2008 through June 30, 2008.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2008:

GAMCO INTERNATIONAL GROWTH FUND, INC.

Materials ......................................................     21.3%
Energy .........................................................     15.5%
Health Care ....................................................     15.3%
Consumer Staples ...............................................     13.3%
Consumer Discretionary .........................................     12.5%
Industrial .....................................................      6.7%
Information Technology .........................................      5.3%
Telecommunication Services .....................................      5.0%
Financial ......................................................      4.5%
Other Assets and Liabilities (Net) .............................      0.6%
                                                                    -----
                                                                    100.0%
                                                                    =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT www.gabelli.com OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT www.sec.gov AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  -----------    --------------
               COMMON STOCKS -- 99.4%
               MATERIALS -- 21.3%
     26,390    Anglo American plc ......................     $ 1,051,007    $    1,853,466
     11,000    Bayer AG ................................         462,774           925,523
     10,000    BHP Billiton Ltd. .......................         421,111           425,604
     38,000    CRH plc .................................         497,637         1,104,419
     45,500    Harmony Gold Mining Co. Ltd. + ..........         334,413           553,875
     10,000    Impala Platinum Holdings Ltd. ...........         385,797           392,994
     12,000    Rio Tinto plc ...........................         624,492         1,445,123
      1,700    Syngenta AG .............................         497,160           550,754
     60,000    Tokai Carbon Co. Ltd. ...................         268,826           612,113
     29,500    Xstrata plc .............................         672,328         2,349,979
                                                             -----------    --------------
               TOTAL MATERIALS .........................       5,215,545        10,213,850
                                                             -----------    --------------

               ENERGY -- 15.5%
     45,000    BP plc ..................................         556,109           521,576
     15,000    Galp Energia SGPS SA, Cl. B .............         396,063           332,693
     18,000    Imperial Oil Ltd. .......................         673,425           991,350
     28,400    Petroleo Brasileiro SA, ADR .............         313,833         2,011,572
     36,000    Saipem SpA ..............................         670,246         1,682,560
     13,000    Technip SA ..............................         395,569         1,199,635
      8,500    Total SA ................................         338,029           723,508
                                                             -----------    --------------
               TOTAL ENERGY ............................       3,343,274         7,462,894
                                                             -----------    --------------

               HEALTH CARE -- 15.3%
               HEALTH CARE EQUIPMENT AND SERVICES -- 5.9%
      6,000    Cochlear Ltd. ...........................         291,000           252,002
     50,000    Smith & Nephew plc ......................         454,057           548,570
      3,000    Straumann Holding AG ....................         617,094           717,146
      5,500    Synthes Inc. ............................         372,080           758,064
      8,000    William Demant Holding A/S + ............         361,749           525,397
                                                             -----------    --------------
                                                               2,095,980         2,801,179
                                                             -----------    --------------

               PHARMACEUTICALS, BIOTECHNOLOGY, AND LIFE SCIENCES --  9.4%
      9,126    AstraZeneca plc .........................         365,568           387,088
     28,140    GlaxoSmithKline plc .....................         804,631           622,056
     23,000    Novartis AG .............................         883,176         1,265,740
      8,500    Roche Holding AG ........................         871,314         1,528,065
      4,000    Sanofi-Aventis ..........................         275,633           265,796
      9,000    Takeda Pharmaceutical Co. Ltd. ..........         440,091           457,735
                                                             -----------    --------------
                                                               3,640,413         4,526,480
                                                             -----------    --------------
               TOTAL HEALTH CARE .......................       5,736,393         7,327,659
                                                             -----------    --------------

               CONSUMER STAPLES -- 13.3%
               FOOD AND STAPLES RETAILING -- 3.2%
     50,000    Tesco plc ...............................         436,369           365,715
     50,000    Woolworths Ltd. .........................         686,495         1,171,745
                                                             -----------    --------------
                                                               1,122,864         1,537,460
                                                             -----------    --------------

               FOOD, BEVERAGE, AND TOBACCO -- 10.1%
     30,000    Ajinomoto Co. Inc. ......................         353,089           284,218
      8,000    British American Tobacco plc ............         304,046           275,950
     35,200    Cadbury plc .............................         402,382           441,529
     15,000    Cermaq ASA ..............................         233,129           178,660
     25,000    Coca-Cola Hellenic Bottling Co. SA ......         224,682           680,180
     50,000    Diageo plc ..............................         445,045           916,058
      6,600    Dr. Pepper Snapple Group Inc. + .........         164,353           138,468
        100    Japan Tobacco Inc. ......................         577,985           426,486
     10,000    Nestle SA ...............................         443,695           450,647
     10,400    Pernod-Ricard SA ........................         314,505         1,061,270
                                                             -----------    --------------
                                                               3,462,911         4,853,466
                                                             -----------    --------------

               TOTAL
                 CONSUMER STAPLES ......................       4,585,775         6,390,926
                                                             -----------    --------------

               CONSUMER DISCRETIONARY -- 12.5%
               CONSUMER DURABLES AND APPAREL -- 7.4%
     10,000    Christian Dior SA .......................         593,312         1,027,228
     30,000    Compagnie  Financiere
                 Richemont SA, Cl. A ...................         682,139         1,664,874
     18,500    The Swatch Group AG .....................       1,038,529           862,974
                                                             -----------    --------------
                                                               2,313,980         3,555,076
                                                             -----------    --------------

               CONSUMER SERVICES -- 1.0%
     13,428    InterContinental
               Hotels Group plc ........................         319,354           178,969
     60,000    Ladbrokes plc ...........................         685,770           304,861
                                                             -----------    --------------
                                                               1,005,124           483,830
                                                             -----------    --------------

               MEDIA -- 2.9%
     40,000    British Sky Broadcasting Group plc ......         477,247           374,906
      8,500    Modern Times Group MTG AB, Cl. B ........         229,000           497,577
     13,000    Vivendi .................................         297,870           490,183
                                                             -----------    --------------
                                                               1,004,117         1,362,666
                                                             -----------    --------------

               RETAIL -- 1.2%
     11,000    Hennes & Mauritz AB, Cl. B ..............         451,333           593,453
                                                             -----------    --------------

               TOTAL CONSUMER
                 DISCRETIONARY .........................       4,774,554         5,995,025
                                                             -----------    --------------

                See accompanying notes to financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                                MARKET
  SHARES                                                        COST             VALUE
-----------                                                  -----------    --------------
               COMMON STOCKS (Continued)
               INDUSTRIAL -- 6.7%
               CAPITAL GOODS -- 5.0%
      6,000    CNH Global NV ...........................     $   318,255    $      203,820
      6,400    Fanuc Ltd. ..............................         650,281           625,903
      8,000    Finmeccanica SpA ........................         252,148           209,168
     20,000    Jardine Matheson Holdings Ltd. ..........         494,307           620,000
     15,000    Mitsui & Co. Ltd. .......................         346,589           331,066
      3,500    SMC Corp. ...............................         446,762           384,146
                                                             -----------    --------------
                                                               2,508,342         2,374,103
                                                             -----------    --------------

               COMMERCIAL SERVICES AND SUPPLIES -- 1.3%
     13,000    Secom Co. Ltd. .........................          543,997           633,207
                                                             -----------    --------------

               TRANSPORTATION -- 0.4%
     35,000    Toll Holdings Ltd. ......................         379,263           202,530
                                                             -----------    --------------
               TOTAL INDUSTRIAL ........................       3,431,602         3,209,840
                                                             -----------    --------------

               INFORMATION TECHNOLOGY -- 5.3%
     18,000    Canon Inc. ..............................         700,674           926,567
      3,800    Keyence Corp. ...........................         719,306           905,818
     17,000    Square Enix Co. Ltd. ....................         457,695           503,079
        600    Yahoo! Japan Corp. ......................         226,445           231,093
                                                             -----------    --------------
               TOTAL INFORMATION TECHNOLOGY ............       2,104,120         2,566,557
                                                             -----------    --------------

               TELECOMMUNICATION SERVICES -- 5.0%
      8,000    Bouygues SA .............................         249,820           527,816
     34,000    China Mobile Ltd. .......................         416,725           456,377
      8,500    Orascom Telecom Holding SAE, GDR ........         596,452           546,910
     25,000    Tele2 AB, Cl. B .........................         449,804           486,166
     90,000    Telstra Corp. Ltd. ......................         386,506           365,704
                                                             -----------    --------------
               TOTAL TELECOMMUNICATION SERVICES ........       2,099,307         2,382,973
                                                             -----------    --------------

               FINANCIAL -- 4.5%
      1,500    Allianz SE ..............................         205,454           263,855
     70,000    AXA Asia Pacific Holdings Ltd. ..........         418,637           313,859
     40,000    Cheung Kong (Holdings) Ltd. .............         466,028           540,921
      1,562    Prosperity REIT .........................             439               301
     12,000    Schroders plc ...........................         318,908           217,291
     18,000    Standard Chartered plc ..................         358,441           509,750
     30,000    Swire Pacific Ltd., Cl. A ...............         338,222           307,075
                                                             -----------    --------------
               TOTAL FINANCIAL .........................       2,106,129         2,153,052
                                                             -----------    --------------
               TOTAL COMMON STOCKS .....................      33,396,699        47,702,776
                                                             -----------    --------------
               TOTAL INVESTMENTS -- 99.4% ..............     $33,396,699        47,702,776
                                                             ===========
               OTHER ASSETS AND LIABILITIES
                 (NET) -- 0.6% .........................                           278,141
                                                                            --------------
               NET ASSETS -- 100.0% ....................                    $   47,980,917
                                                                            ==============

----------
+     Non-income producing security.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

                                % OF
                               MARKET           MARKET
GEOGRAPHIC DIVERSIFICATION     VALUE            VALUE
--------------------------     ------       -------------
Europe ...................       65.7%        $31,331,994
Japan ....................       13.2           6,321,430
Asia/Pacific .............        8.5           4,036,118
Latin America ............        5.5           2,631,572
North America ............        4.0           1,887,882
South Africa .............        2.0             946,869
Africa/Middle East .......        1.1             546,911
                                -----         -----------
                                100.0%        $47,702,776
                                =====         ===========

                See accompanying notes to financial statements.

                     GAMCO INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $33,396,699) ................   $       47,702,776
   Foreign currency, at value (cost $ 16,321)...............               16,362
   Receivable for investments sold .........................              372,473
   Receivable for Fund shares sold .........................               68,764
   Dividends receivable ....................................               80,914
   Prepaid expenses ........................................               29,476
                                                               ------------------
   TOTAL ASSETS ............................................           48,270,765
                                                               ------------------
LIABILITIES:
   Payable to custodian ....................................               18,591
   Payable for Fund shares redeemed ........................              120,337
   Payable for investment advisory fees ....................               40,752
   Payable for distribution fees ...........................                9,906
   Payable for audit fees ..................................               28,606
   Payable for legal fees ..................................               18,161
   Payable for shareholder communications expenses .........               23,227
   Other accrued expenses ..................................               30,268
                                                               ------------------
   TOTAL LIABILITIES .......................................              289,848
                                                               ------------------
   NET ASSETS applicable TO 2,003,910 shares outstanding ...   $       47,980,917
                                                               ==================
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value .........   $       31,984,802
   Accumulated net investment income .......................              223,889
   Accumulated net realized gain on investments
     and foreign currency transactions .....................            1,466,620
   Net unrealized appreciation on investments ..............           14,306,077
   Net unrealized depreciation on foreign
     currency translations .................................                 (471)
                                                               ------------------
   NET ASSETS ..............................................   $       47,980,917
                                                               ==================
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering, and redemption
    price per share ($45,938,376 / 1,918,679 shares
    outstanding;375,000,000 shares authorized) .............   $            23.94
                                                               ==================
   CLASS A:
   Net Asset Value and redemption price per share
    ($383,416 / 15,854 shares outstanding;250,000,000 shares
     authorized) ...........................................   $            24.18
                                                               ==================
   Maximum offering price per share (NAV / 9425,
     based on maximum sales charge of 5.75%
     of the offering price) ................................   $            25.66
                                                               ==================
   CLASS B:
   Net Asset Value and offering price per share
     ($10,765 / 460 shares outstanding;125,000,000 shares
     authorized) ...........................................   $            23.40 (a)
                                                               ==================
   CLASS C:
   Net Asset Value and offering price per share
     ($73,142 / 3,202 shares outstanding; 125,000,000 shares
     authorized) ...........................................   $            22.84 (a)
                                                               ==================
   CLASS I:
   Net Asset Value, offering, and redemption price per
    share ($1,575,218 / 65,715 shares outstanding;
    125,000,000 shares authorized) .........................   $            23.97
                                                               ==================

--------------
(a)   Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $74,012) .............   $          730,688
   Interest ................................................                1,110
                                                               ------------------
   TOTAL INVESTMENT INCOME .................................              731,798
                                                               ------------------
EXPENSES:
   Investment advisory fees ................................              255,983
   Distribution fees - Class AAA ...........................               61,753
   Distribution fees - Class A .............................                  519
   Distribution fees - Class B .............................                   56
   Distribution fees - Class C .............................                  401
   Legal and audit fees ....................................               38,938
   Custodian fees ..........................................               37,098
   Shareholder communications expenses .....................               29,407
   Shareholder services fees ...............................               25,737
   Accounting fees .........................................               14,999
   Registration expenses ...................................               12,804
   Directors' fees .........................................                5,507
   Interest expense ........................................                4,276
   Miscellaneous expenses ..................................               24,120
                                                               ------------------
   TOTAL EXPENSES ..........................................              511,598
   Less: Custodian fee credits .............................                  (22)
                                                               ------------------
   NET EXPENSES ............................................              511,576
                                                               ------------------
   NET INVESTMENT INCOME ...................................              220,222
                                                               ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments ........................            1,472,277
   Net realized loss on foreign currency transactions ......               (1,993)
                                                               ------------------
   Net realized gain on investments and
     foreign currency transactions .........................            1,470,284
                                                               ------------------
   Net change in unrealized appreciation/
     depreciation on investments ...........................           (6,563,917)
   Net change in unrealized appreciation/
     depreciation on foreign currency translations .........                 (209)
                                                               ------------------
   Net change in unrealized appreciation/
     depreciation on investments and foreign
     currency translations .................................           (6,564,126)
                                                               ------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN CURRENCY ...................           (5,093,842)
                                                               ------------------
   NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .......................................   $       (4,873,620)
                                                               ==================

                See accompanying notes to financial statements.

                     GAMCO INTERNATIONAL GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED
                                                                                 JUNE 30, 2008         YEAR ENDED
                                                                                 (UNAUDITED)        DECEMBER 31, 2007
                                                                              ------------------    -----------------
OPERATIONS:
   Net investment income ..................................................   $          220,222    $         775,653
   Net realized gain on investments and foreign currency transactions .....            1,470,284            7,292,784
   Net change in unrealized appreciation/depreciation on
    investments and foreign currency translations .........................           (6,564,126)          (1,731,429)
                                                                              ------------------    -----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........           (4,873,620)           6,337,008
                                                                              ------------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ...........................................................                   --             (738,886)
      Class A .............................................................                   --               (6,336)
      Class B .............................................................                   --                   --
      Class C .............................................................                   --               (1,095)
                                                                              ------------------    -----------------
                                                                                              --             (746,317)
                                                                              ------------------    -----------------

   Net realized gain on investments
      Class AAA ...........................................................                   --           (1,464,957)
      Class A .............................................................                   --              (12,184)
      Class B .............................................................                   --                 (317)
      Class C .............................................................                   --               (2,896)
                                                                              ------------------    -----------------
                                                                                              --           (1,480,354)
                                                                              ------------------    -----------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................                   --           (2,226,671)
                                                                              ------------------    -----------------

CAPITAL SHARE TRANSACTIONS:
      Class AAA ...........................................................           (6,010,760)         (11,984,744)
      Class A .............................................................              (48,220)             119,418
      Class B .............................................................                   --              (49,216)
      Class C .............................................................              (27,118)              57,951
      Class I .............................................................            1,668,722                   --
                                                                              ------------------    -----------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .............           (4,417,376)         (11,856,591)
                                                                              ------------------    -----------------
   REDEMPTION FEES ........................................................                   52                  614
                                                                              ------------------    -----------------
   NET DECREASE IN NET ASSETS .............................................           (9,290,944)          (7,745,640)

NET ASSETS:
   Beginning of period ....................................................           57,271,861           65,017,501
                                                                              ------------------    -----------------
   End of period (including undistributed net investment income of
    $223,889 and $3,667 respectively) .....................................   $       47,980,917    $      57,271,861
                                                                              ==================    =================

                See accompanying notes to financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding throughout each period:

                               INCOME FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                           -----------------------------------------    ------------------------------------------
                                              Net
               Net Asset      Net        Realized and       Total                         Net
  Period        Value,     Investment     Unrealized         from          Net         Realized
   Ended       Beginning    Income/      Gain/(Loss)on    Investment    Investment      Gain on          Total        Redemption
December 31   of Period    (Loss)(a)     Investments      Operations      Income      Investments    Distributions      Fees(a)
-----------   ----------   ----------   --------------    ----------    ----------    -----------    -------------    ----------
CLASS AAA
 2008(b)       $ 26.19     $   0.10      $   (2.35)        $ (2.25)            --            --             --         $0.00 (c)
 2007            24.57         0.33           2.34            2.67       $  (0.35)     $  (0.70)      $  (1.05)         0.00 (c)
 2006            20.63         0.38           3.99            4.37          (0.43)           --          (0.43)         0.00 (c)
 2005            18.75         0.09           1.88            1.97          (0.09)           --          (0.09)         0.00 (c)
 2004            16.10         0.06           2.62            2.68          (0.05)           --          (0.05)         0.02
 2003            11.79         0.01           4.27            4.28          (0.01)           --          (0.01)         0.04
CLASS A
 2008(b)       $ 26.45     $   0.11      $   (2.38)        $ (2.27)            --            --             --         $0.00 (c)
 2007            24.82         0.36           2.33            2.69       $  (0.36)     $  (0.70)      $  (1.06)         0.00 (c)
 2006            20.84         0.36           4.05            4.41          (0.43)           --          (0.43)         0.00 (c)
 2005            18.92         0.11           1.88            1.99          (0.07)           --          (0.07)         0.00 (c)
 2004            16.28         0.07           2.61            2.68          (0.06)           --          (0.06)         0.02
 2003            11.91        (0.04)          4.39            4.35          (0.03)           --          (0.03)         0.05
CLASS B
 2008(b)       $ 25.70     $   0.01      $   (2.31)        $ (2.30)            --            --             --         $0.00 (c)
 2007            24.00         0.13           2.27            2.40             --      $  (0.70)      $  (0.70)         0.00 (c)
 2006            20.18         0.20           3.89            4.09       $  (0.27)           --          (0.27)         0.00 (c)
 2005            18.40        (0.06)          1.84            1.78             --            --             --          0.00 (c)
 2004            15.87        (0.04)          2.55            2.51             --            --             --          0.02
 2003            11.70        (0.09)          4.22            4.13             --            --             --          0.04
CLASS C
 2008(b)       $ 25.08     $  (0.00)(c)    $ (2.24)        $ (2.24)            --            --             --         $0.00 (c)
 2007            23.67         0.27           2.10            2.37       $  (0.26)     $  (0.70)      $  (0.96)         0.00 (c)
 2006            20.00         0.00(c)        4.06            4.06          (0.39)           --          (0.39)         0.00 (c)
 2005            18.24        (0.18)          1.98            1.80          (0.04)           --          (0.04)         0.00 (c)
 2004            15.73        (0.07)          2.56            2.49             --            --             --          0.02
 2003            11.70        (0.11)          4.12            4.01             --            --             --          0.02
CLASS I
 2008(e)       $ 24.96     $   0.17      $   (1.16)        $ (0.99)            --            --             --         $0.00 (c)


                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                          -----------------------------------------------------------------------------
                                                                                           Operating
               Net Asset                  Net Assets       Net                              Expense
  Period        Value,                      End of      Investment                        Ratio (Net         Portfolio
   Ended        End of         Total        Period        Income/        Operating        of Interest         Turnover
December 31     Period       Return(+)    (in 000's)      (Loss)         Expenses          Expense)           Rate(++)
-----------   ----------     ---------    ----------    ----------       ---------        -----------        ----------
CLASS AAA
 2008(b)       $   23.94        (8.6)%    $   45,938      0.85% (d)         2.00% (d)         1.99% (d)          7%
 2007              26.19        10.9          56,678      1.26              1.91              1.87              18
 2006              24.57        21.2          64,573      1.70              1.79              1.78              18
 2005              20.63        10.5          59,554      0.48              1.89              1.88              19
 2004              18.75        16.8          55,427      0.35              1.84              1.84              16
 2003              16.10        36.7          42,009      0.07              1.97              1.94              19
CLASS A
 2008(b)       $   24.18        (8.6)%    $      384      0.88% (d)         2.00% (d)         1.99% (d)          7%
 2007              26.45        10.9             473      1.34              1.91              1.87              18
 2006              24.82        21.1             334      1.60              1.79              1.78              18
 2005              20.84        10.5             253      0.56              1.89              1.88              19
 2004              18.92        16.8             202      0.40              1.84              1.84              16
 2003              16.28        36.7              90     (0.29)             1.93              1.90              19
CLASS B
 2008(b)       $   23.40        (9.0)%    $       11      0.12% (d)         2.75% (d)         2.74% (d)          7%
 2007              25.70        10.0              12      0.51              2.66              2.62              18
 2006              24.00        20.2              59      0.91              2.54              2.53              18
 2005              20.18         9.7              49     (0.31)             2.63              2.62              19
 2004              18.40        15.9              84     (0.23)             2.59              2.59              16
 2003              15.87        35.6              22     (0.73)             2.71              2.69              19
CLASS C
 2008(b)       $   22.84        (8.9)%    $       73     (0.02)% (d)        2.75% (d)         2.74% (d)          7%
 2007              25.08        10.1             109      1.05              2.66              2.62              18
 2006              23.67        20.2              52     (0.01)             2.54              2.53              18
 2005              20.00         9.9              15     (0.95)             2.62              2.61              19
 2004              18.24        16.0               5     (0.40)             2.59              2.59              16
 2003              15.73        34.4               5     (0.84)             2.82              2.82              19
CLASS I
 2008(e)       $   23.97        (8.5)%    $    1,575      1.45% (d)         1.75% (d)         1.74% (d)          7%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended December 31, 2007, 2006, 2005, 2004, and 2003 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)   For the period ended June 30, 2008, unaudited.

(c)   Amount represents less than $0.005 per share.

(d)   Annualized.

(e) From the commencement of offering Class I Shares on January 11, 2008 through June 30, 2008, unaudited.

                See accompanying notes to financial statements.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION GAMCO. International Growth Fund, Inc. (the "Fund") was organized on May 25, 1994 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on June 30,1995.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      -     Level 1 - quoted prices in active markets for identical securities;

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc ); and

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                       INVESTMENTS IN
                                                         SECURITIES
              VALUATION INPUTS                         (MARKET VALUE)
                                                     -------------------
Level 1 - Quoted Prices                              $         5,270,185
Level 2 - Other Significant Observable Inputs                 42,432,591
                                                     -------------------
TOTAL                                                $        47,702,776
                                                     ===================

In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/ depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

DISTRIBUTIONS PAID FROM:
Ordinary income ...............   $  746,760
Net long-term capital gains ...    1,479,911
                                  ----------
Total distributions paid ......   $2,226,671
                                  ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                    GROSS         GROSS
                                 UNREALIZED     UNREALIZED    NET UNREALIZED
                     COST       APPRECIATION   DEPRECIATION    APPRECIATION
                  -----------   ------------   ------------   --------------
Investments....   $33,396,853   $ 16,578,741   $ (2,272,818)  $   14,305,923

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

If total net assets of the Fund are below $100 million, the Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Fund are in excess of $100 million, the Fund pays each Independent Director an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, and the Chairman of the Audit Committee and the Lead Director receive a $1,000 annual fee. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $3,749,803 and $8,686,113, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2008, Gabelli & Company informed the Fund that it received $331 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $14,999 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At June 30, 2008, borrowings outstanding under the line of credit amounted to $19,000.

The average daily amount of borrowings outstanding under the line of credit within the six months ended June 30, 2008 was $161,648 with a weighted average interest rate of 3.47%. The maximum amount borrowed at any time during the six months ended June 30, 2008 was $1,876,000.

8. CAPITAL STOCK. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered to investors without a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 amounted to $52 and $614, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                             SIX MONTHS ENDED
                                                              JUNE 30, 2008                      YEAR ENDED
                                                               (UNAUDITED)                    DECEMBER 31, 2007
                                                       ----------------------------    -------------------------------
                                                         SHARES          AMOUNT          SHARES            AMOUNT
                                                       ---------    ---------------    -----------    ----------------
                                                                CLASS AAA                         CLASS AAA
                                                       ----------------------------    -------------------------------
Shares sold ........................................      72,588    $     1,789,280        165,211    $      4,293,115
Shares issued upon reinvestment of distributions ...          --                 --         77,246           2,020,742
Shares redeemed ....................................    (317,891)        (7,800,040)      (706,713)        (18,298,601)
                                                       ---------    ---------------    -----------    ----------------
   Net decrease ....................................    (245,303)   $    (6,010,760)      (464,256)   $    (11,984,744)
                                                       =========    ===============    ===========    ================
                                                                 CLASS A                           CLASS A
                                                       ----------------------------    -------------------------------
Shares sold ........................................       5,398    $       129,024          5,980    $        159,760
Shares issued upon reinvestment of distributions ...          --                 --            434              11,472
Shares redeemed ....................................      (7,419)          (177,244)        (1,997)            (51,814)
                                                       ---------    ---------------    -----------    ----------------
   Net increase (decrease) .........................      (2,021)   $       (48,220)         4,417    $        119,418
                                                       =========    ===============    ===========    ================
                                                                 CLASS B                           CLASS B
                                                       ----------------------------    -------------------------------
Shares issued upon reinvestment of distributions ...          --                 --              7    $            172
Shares redeemed ....................................          --                 --         (2,001)            (49,388)
                                                       ---------    ---------------    -----------    ----------------
   Net decrease ....................................          --                 --         (1,994)   $        (49,216)
                                                       =========    ===============    ===========    ================
                                                                 CLASS C                           CLASS C
                                                       ----------------------------    -------------------------------
Shares sold ........................................          --                 --          2,128    $         56,429
Shares issued upon reinvestment of distributions ...          --                 --            145               3,638
Shares redeemed ....................................      (1,165)   $       (27,118)           (81)             (2,116)
                                                       ---------    ---------------    -----------    ----------------
   Net increase (decrease) .........................      (1,165)   $       (27,118)         2,192    $         57,951
                                                       =========    ===============    ===========    ================
                                                                 CLASS I *
                                                       ----------------------------
Shares sold ........................................      67,435    $     1,709,154
Shares issued upon reinvestment of distributions ...          --                 --
Shares redeemed ....................................      (1,720)           (40,432)
                                                       ---------    ---------------
   Net increase ....................................      65,715    $     1,668,722
                                                       =========    ===============

----------
*     From the commencement of offering Class I Shares on January 11, 2008.

GAMCO INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with
Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of the GAMCO International Growth Fund, Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Board Members"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on February 27, 2008, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services including, for the Fund, net asset value determinations, yield calculations, and monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund's Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of Officers and Board Members of the Fund that were affiliated with the Adviser and that the Adviser further provided a substantial level of services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries ("Participating Organizations"). The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, PFPC Inc. to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of service provided by the Adviser, either directly or through PFPC Inc., had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that
(i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreement,
(iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser's resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser's reputation and long standing relationship with the Fund. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) THE PERFORMANCE OF THE FUND, THE ADVISER.

The Board reviewed the performance of the Fund since inception. The Board considered the Fund's one, three, five, and ten year average total returns for the periods ended December 31, 2007, but placed greater emphasis on the Fund's longer term performance. The Fund's performance against the Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which the performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund's shareholders the total return performance that was available in the marketplace, given the Fund's objectives, strategy, limitations, and restrictions. The Board concluded that the Fund's performance was reasonable in comparison with that of the Performance Peer Group category.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser's financial condition and whether it had the resources necessary to continue to carry out its functions under the Agreement. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) THE COST OF THE ADVISORY SERVICES AND THE PROFITS TO THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND.

In connection with the Board's consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against comparative Lipper expense peer groups ("Expense Peer Group"). The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board noted that the Fund's advisory fee and expense ratio were slightly higher than average compared to those of the Expense Peer Group for the Fund.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that in some cases the fees charged by the Adviser were higher and in other cases the same or lower, than the fees charged to the Fund.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Proforma Income Statements of the Adviser for the year ended December 31, 2007. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board received an analysis based on the Fund's average net assets during the period as well as a proforma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE.

With respect to the Board's consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser's costs would increase if asset levels rise. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) OTHER FACTORS.

In addition to the above factors, the Board also discussed other benefits received by the Adviser from their management of the Fund. The Board considered that the Adviser did not use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund's advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund's advisory agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                      GAMCO INTERNATIONAL GROWTH FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA         Werner J. Roeder, MD
CHAIRMAN AND CHIEF            MEDICAL DIRECTOR
EXECUTIVE OFFICER             LAWRENCE HOSPITAL
GAMCO INVESTORS, INC.

Anthony J. Colavita           Anthonie C. van Ekris
ATTORNEY-AT-LAW               CHAIRMAN
ANTHONY J. COLAVITA, P.C.     BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan                  Bruce N. Alpert
PORTFOLIO MANAGER             PRESIDENT AND SECRETARY

Peter D. Goldstein            Agnes Mullady
CHIEF COMPLIANCE OFFICER      TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q208SR

                                                                           GAMCO

GAMCO INTERNATIONAL GROWTH FUND, INC.

                                                              SEMI ANNUAL REPORT
                                                                   JUNE 30, 2008

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     GAMCO International Growth Fund, Inc.
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By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
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By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     9/3/08
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* Print the name and title of each signing officer under his or her signature.